Information About Non-controlling Interests - Summary of Changes in Accumulated Non-controlling Interests (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Accumulated non-controlling interests at the beginning of the year	₩ 1,590,625
Profit or loss allocated to non-controlling interests	125,165	₩ 102,517	₩ 45,367
Accumulated non-controlling interests at the end of the year	₩ 1,802,551	₩ 1,590,625
KT Skylife Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	49.80%	49.70%	49.70%
Accumulated non-controlling interests at the beginning of the year	₩ 410,695	₩ 388,900	₩ 375,906
Profit or loss allocated to non-controlling interests	7,127	24,795	22,171
Dividends paid to non-controlling interests	(8,284)	(8,279)	(8,279)
Others	13,651	5,279	(898)
Accumulated non-controlling interests at the end of the year	₩ 423,189	₩ 410,695	₩ 388,900
BC Card Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	30.50%	30.50%	30.50%
Accumulated non-controlling interests at the beginning of the year	₩ 498,928	₩ 411,826	₩ 417,475
Profit or loss allocated to non-controlling interests	47,909	34,496	9,899
Dividends paid to non-controlling interests	(7,641)	(6,434)	(22,787)
Others	(14,539)	59,040	7,239
Accumulated non-controlling interests at the end of the year	₩ 524,657	498,928	₩ 411,826
KT Powertel Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)			55.20%
Accumulated non-controlling interests at the beginning of the year		55,747	₩ 54,276
Profit or loss allocated to non-controlling interests			2,151
Dividends paid to non-controlling interests			(478)
Others			(202)
Accumulated non-controlling interests at the end of the year			₩ 55,747
KT Alpha Co., Ltd. (KT Hitel Co., Ltd.)
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)			32.90%
Accumulated non-controlling interests at the beginning of the year		50,306	₩ 54,709
Profit or loss allocated to non-controlling interests			(1,840)
Others			(2,563)
Accumulated non-controlling interests at the end of the year			₩ 50,306
KT Telecop Co., Ltd. [member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)			13.20%
Accumulated non-controlling interests at the beginning of the year		₩ 3,594	₩ 3,650
Profit or loss allocated to non-controlling interests			152
Others			(208)
Accumulated non-controlling interests at the end of the year			3,594
KTIS Corporation [Member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	66.70%	68.60%
Accumulated non-controlling interests at the beginning of the year	₩ 135,240	₩ 120,071
Profit or loss allocated to non-controlling interests	14,965	17,715
Dividends paid to non-controlling interests	(2,226)	(1,837)
Others	(6,577)	(709)
Accumulated non-controlling interests at the end of the year	₩ 141,402	₩ 135,240	120,071
KTCS Corporation [Member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	78.30%	79.70%
Accumulated non-controlling interests at the beginning of the year	₩ 145,111	₩ 129,502
Profit or loss allocated to non-controlling interests	18,888	21,394
Dividends paid to non-controlling interests	(2,721)	(2,211)
Others	(7,397)	(3,574)
Accumulated non-controlling interests at the end of the year	₩ 153,881	₩ 145,111	129,502
Nasmedia Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Non-controlling Interests rate(%)	56.00%	56.00%
Accumulated non-controlling interests at the beginning of the year	₩ 124,181	₩ 112,549
Profit or loss allocated to non-controlling interests	15,610	15,185
Dividends paid to non-controlling interests	(4,187)	(3,808)
Others	(179)	255
Accumulated non-controlling interests at the end of the year	₩ 135,425	₩ 124,181	₩ 112,549